UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Item 1.	Schedule of Investments.

Schedule of Investments    May 31, 2011 (unaudited), all dollars rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt - 63.7%
Federal Agricultural Mortgage Corporation
0.040%, 07/12/2011 ¤	$50,000	$49,998
Federal Farm Credit Bank
0.175%, 08/17/2011 Δ	50,000	50,000
0.140%, 12/07/2011 Δ	116,600	116,502
0.200%, 03/23/2012 Δ	75,000	74,976
Federal Home Loan Bank
0.270%, 06/01/2011	100,000	100,000
0.225%, 06/02/2011 Δ	100,000	100,000
0.106%, 06/07/2011	150,000	149,999
0.280%, 06/10/2011 Δ	50,000	50,000
0.280%, 06/15/2011 Δ	99,485	99,485
0.023%, 07/05/2011 ¤	125,000	124,997
0.070%, 07/06/2011 ¤	185,000	184,987
0.030%, 07/11/2011 ¤	50,000	49,998
0.102%, 07/11/2011 Δ	44,925	44,926
0.040%, 07/12/2011 ¤	50,000	49,998
0.035%, 07/13/2011 ¤	108,781	108,777
0.101%, 07/20/2011 Δ	143,200	143,196
0.099%, 07/25/2011 Δ	75,000	74,996
0.096%, 07/28/2011 Δ	95,000	94,995
0.110%, 08/12/2011 Δ	225,000	224,981
0.071%, 08/17/2011 ¤	90,000	89,986
0.160%, 08/17/2011 ¤	10,000	9,997
0.113%, 08/26/2011 Δ	59,000	58,986
3.750%, 09/09/2011	70,625	71,297
0.210%, 09/12/2011 Δ	74,000	74,002
0.148%, 09/15/2011 Δ	80,700	80,683
0.237%, 10/06/2011 Δ	50,000	50,021
0.190%, 10/20/2011 Δ	50,000	50,000
0.154%, 10/27/2011 Δ	50,000	49,995
0.200%, 01/19/2012 Δ	100,000	100,003
0.173%, 02/01/2012 Δ	75,000	74,983
0.228%, 02/10/2012 Δ	150,000	149,976
0.250%, 02/28/2012 Δ	100,000	100,000
0.230%, 03/20/2012 Δ	50,000	49,992
0.225%, 07/24/2012 Δ	225,000	225,000
Federal Home Loan Mortgage Corporation
0.120%, 06/06/2011 ¤	75,000	74,999
0.271%, 06/07/2011 ¤	125,000	124,994
5.250%, 07/18/2011	125,000	125,823
0.055%, 08/02/2011 ¤	100,000	99,991
0.150%, 08/02/2011 ¤	100,000	99,974
0.202%, 08/05/2011	111,989	111,985
0.060%, 08/08/2011 ¤	104,550	104,538
0.149%, 08/09/2011 ¤	124,850	124,814
0.150%, 08/10/2011 ¤	16,800	16,795
0.150%, 08/18/2011 ¤	45,000	44,985
0.160%, 09/06/2011 ¤	60,900	60,874
0.157%, 09/19/2011 Δ	17,115	17,116
0.163%, 09/26/2011 Δ	100,000	99,981
0.193%, 10/26/2011 Δ	50,000	49,992
0.240%, 11/07/2011 Δ	150,000	149,980
0.260%, 11/21/2011 Δ	75,000	74,986
1.125%, 12/15/2011	50,000	50,205
0.130%, 12/21/2011 ¤	60,000	59,956
0.100%, 01/25/2012 Δ	75,000	74,960
0.180%, 04/03/2012 Δ	200,000	200,069
0.150%, 05/01/2012 Δ	74,535	74,493
0.164%, 08/10/2012 Δ	120,000	119,942
0.230%, 10/12/2012 Δ	140,000	140,077

Federal National Mortgage Association
0.100%, 06/15/2011 ¤	60,505	60,503
4.680%, 06/15/2011	29,435	29,485
0.040%, 07/06/2011 ¤	6,550	6,550
2.000%, 07/14/2011	9,000	9,019
0.030%, 07/15/2011 ¤	50,000	49,998
0.140%, 08/01/2011 ¤	75,000	74,982
0.145%, 08/08/2011 ¤	100,000	99,972
0.112%, 08/11/2011 Δ	153,873	153,866
3.625%, 08/15/2011	35,000	35,239
0.160%, 08/17/2011 ¤	52,185	52,167
0.150%, 08/22/2011 ¤	50,000	49,983
0.150%, 08/22/2011 ¤	100,000	99,966
1.160%, 09/08/2011	25,000	25,060
0.100%, 10/11/2011 ¤	125,000	124,954
0.215%, 08/23/2012 Δ	100,000	100,037
American Express Bank (FDIC Insured)
1.186%, 12/09/2011 Δ	25,000	25,139
Bank of America (FDIC Insured)
1.130%, 12/02/2011 Δ	160,000	160,751
Citibank (FDIC Insured)
0.285%, 07/12/2011	10,000	10,002
Citigroup (FDIC Insured)
2.125%, 04/30/2012	50,000	50,859
General Electric Capital (FDIC Insured)
1.240%, 12/09/2011 Δ	15,420	15,503
3.000%, 12/09/2011	75,859	76,909
Goldman Sachs Group (FDIC Insured)
1.625%, 07/15/2011	38,000	38,070
J.P. Morgan Chase & Co. (FDIC Insured)
3.125%, 12/01/2011	30,367	30,803
Morgan Stanley (FDIC Insured)
3.250%, 12/01/2011	25,000	25,361
PNC Funding (FDIC Insured)
0.504%, 04/01/2012 Δ	100,000	100,237
Regions Bank (FDIC Insured)
3.250%, 12/09/2011	48,886	49,632
State Street Bank & Trust (FDIC Insured)
0.510%, 09/15/2011 Δ	21,835	21,853
Straight-A Funding
0.240%, 06/01/2011 ¤■	15,000	15,000
0.170%, 06/07/2011 ¤■	100,000	99,997
0.240%, 06/08/2011 ¤■	180,000	179,992
0.230%, 07/01/2011 ¤■	30,000	29,994
0.190%, 07/11/2011 ¤■	25,354	25,349
0.190%, 07/18/2011 ¤■	17,636	17,632
0.180%, 08/03/2011 ¤■	35,000	34,989
0.170%, 08/05/2011 ¤■	60,000	59,981
Wells Fargo & Co. (FDIC Insured)
1.160%, 12/09/2011 Δ	250,000	251,218

Total Government Agency Debt
(Cost $7,520,313)		7,520,313

Treasury Debt - 3.5%
U.S. Treasury Notes
1.000%, 10/31/2011 ▼	50,000	50,154
4.500%, 11/30/2011 ▼	100,000	102,073
4.875%, 02/15/2012 ▼	50,000	51,664
0.875%, 02/29/2012 ▼	100,000	100,500
4.625%, 02/29/2012 ▼	100,000	103,301
Total Treasury Debt

(Cost $407,692)		407,692

Government Agency Repurchase Agreements - 31.4%
BNP Paribas Securities

0.120%, dated 05/31/2011, matures 06/01/2011, repurchase price $1,750,006 (collateralized by various government agency & U.S. Treasury Debt: Total market value $1,785,000)	1,750,000	1,750,000

Goldman Sachs & Co.
0.110%, dated 05/31/2011, matures 06/01/2011, repurchase price $550,002 (collateralized by various government agency obligations: Total market value $561,001)	550,000	550,000
HSBC Securities (USA)
0.110%, dated 05/31/2011, matures 06/01/2011, repurchase price $700,002 (collateralized by various government agency obligations: Total market value $714,004)	700,000	700,000
ING Financial Markets
0.110%, dated 05/31/2011, matures 06/01/2011, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Merrill Lynch, Pierce Fenner & Smith
0.100%, dated 05/31/2011, matures 06/01/2011, repurchase price $407,637 (collateralized by various government agency obligations: Total market value $415,789)	407,636	407,636
RBC Capital Markets
0.100%, dated 05/31/2011, matures 06/01/2011, repurchase price $200,001 (collateralized by various government agency obligations: Total market value $204,003)	200,000	200,000
Total Government Agency Repurchase Agreements

(Cost $3,707,636)		3,707,636

Treasury Repurchase Agreement - 2.5%
UBS Securities
0.100%, dated 05/31/2011, matures 06/01/2011, repurchase price $300,001 (collateralized by various U.S. Treasury obligations: Total market value $306,000)
(Cost $300,000)	300,000	300,000

Investments Purchased with Proceeds from Securities Lending † - 3.5%
Treasury Repurchase Agreement - 3.5%
Goldman Sachs & Co.
0.110%, dated 05/31/2011, matures 06/01/2011, repurchase price $418,438 (Collateralized by various U.S. Treasury obligations: Total market value $426,806)
(Cost $418,438)	418,438	418,438

Total Investments ▲ - 104.6%
(Cost $12,354,079)		12,354,079

Other Assets and Liabilities, Net - (4.6)%		(548,280)

Total Net Assets - 100.0%		$11,805,799

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
¤	Discounted security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Δ	Variable Rate Security - The rate shown in the rate in effect as of May 31, 2011.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2011, the value of these investments was $462,934 or 3.9% of total net assets.
▼	This security or a portion of this security is out on loan at May 31, 2011. Total loaned securities had a fair value of $410,026 at May 31, 2011.
†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $12,354,079. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$7,520,313	$—	$7,520,313
Treasury Debt	—	407,692	—	407,692
Government Agency Repurchase Agreements	—	3,707,636	—	3,707,636
Treasury Repurchase Agreement	—	300,000	—	300,000
Investments Purchased with Proceeds from Securities Lending	—	418,438	—	418,438

Total Investments	$—	$12,354,079	$—	$12,354,079

During the period ended May 31, 2011, there were no significant transfers between valuation levels.

Schedule of Investments    May 31, 2011 (unaudited), all dollars rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 32.9%
Banco Bilbao Vizcaya Argentaria/NY
0.170%, 06/01/2011	$173,500	$173,500
0.390%, 07/15/2011	50,000	49,999
Bank of Montreal/Chicago
0.110%, 06/07/2011	200,000	200,000
Bank of Nova Scotia/Houston
0.270%, 06/03/2011	58,100	58,100
0.340%, 07/07/2011	50,000	50,000
0.236%, 08/09/2011 Δ	50,000	50,000
0.240%, 08/18/2011 Δ	105,000	105,000
0.450%, 08/30/2011	50,000	50,000
0.280%, 09/29/2011 Δ	105,000	105,016
0.331%, 06/15/2012 Δ	75,000	75,000
Barclays Bank/NY
0.247%, 07/19/2011 Δ	75,000	75,000
0.775%, 07/19/2011	75,000	75,000
0.245%, 10/21/2011 Δ	60,000	60,000
BNP Paribas/NY
0.510%, 06/08/2011	7,000	7,000
0.735%, 07/12/2011	100,000	100,000
0.434%, 07/25/2011	100,000	100,000
0.450%, 08/04/2011 Δ	75,000	75,000
0.520%, 08/11/2011	50,000	50,000
0.530%, 08/12/2011	50,000	50,000
0.620%, 02/06/2012 Δ	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.293%, 08/03/2011	62,000	62,013
0.240%, 08/29/2011 Δ	100,000	100,000
Credit Agricole Corporate & Investment Bank/NY
0.407%, 07/18/2011 Δ	70,000	70,000
0.530%, 08/10/2011	50,000	50,000
0.230%, 08/23/2011	35,000	35,000
0.520%, 09/12/2011	30,000	30,000
0.410%, 10/11/2011	50,000	50,000
0.380%, 11/14/2011	50,000	50,000
Credit Suisse/NY
0.210%, 07/25/2011	50,000	50,000
0.244%, 08/10/2011 Δ	35,000	35,000
0.340%, 09/02/2011	9,800	9,802
Deutsche Bank/NY
0.270%, 07/05/2011	75,000	75,000
0.290%, 07/06/2011 Δ	115,000	115,000
0.330%, 08/29/2011	50,000	50,000
0.221%, 11/04/2011 Δ	75,000	75,000
DnB NOR Bank/NY
0.350%, 08/18/2011	50,000	50,000
0.228%, 10/14/2011 Δ	50,000	50,000
Lloyds TSB Bank/NY
0.250%, 06/02/2011	55,000	55,000
0.440%, 07/14/2011	75,000	75,000
0.440%, 07/26/2011	50,000	50,000
0.400%, 08/01/2011	100,000	100,000
0.400%, 11/08/2011	50,000	50,000
National Australia Bank/NY
0.250%, 07/07/2011	45,000	45,000
0.200%, 07/26/2011	75,000	75,000
0.236%, 10/06/2011 Δ	50,000	50,000
0.295%, 10/19/2011 Δ	75,000	74,994
0.290%, 01/12/2012 Δ	40,000	40,000
0.272%, 05/21/2012 Δ	65,000	65,000
Nordea Bank Finland/NY
0.370%, 07/13/2011	50,000	50,000
0.360%, 07/26/2011	50,000	50,000
0.420%, 07/28/2011	75,000	75,006
0.370%, 07/29/2011	75,000	75,000
0.410%, 08/26/2011	50,000	50,008
Rabobank Nederland/NY
0.380%, 06/08/2011	100,000	100,000
0.370%, 07/07/2011	39,000	39,002
0.370%, 08/01/2011	42,000	42,000
0.470%, 09/01/2011	50,000	50,000
0.350%, 09/15/2011	50,000	50,000
0.275%, 10/21/2011 Δ	50,000	50,000
0.291%, 03/30/2012 Δ	110,000	110,000
Royal Bank of Canada/NY
0.250%, 06/07/2011 Δ	50,000	50,000
0.280%, 08/05/2011 Δ	50,000	50,000
0.310%, 03/05/2012 Δ	100,000	99,971
Royal Bank of Scotland/CT
0.360%, 07/14/2011 Δ	100,000	100,000
0.450%, 08/03/2011	50,000	50,000
0.474%, 10/25/2011 Δ	128,500	128,500
Skandinaviska Enskilda Banken/NY
0.260%, 06/06/2011	58,000	58,001
0.230%, 08/12/2011	50,000	50,000
0.300%, 09/13/2011	50,000	50,000
0.440%, 11/18/2011	50,000	50,000
Societe Generale/NY
0.365%, 07/21/2011 Δ	70,000	70,000
0.515%, 08/15/2011	50,000	50,001
0.370%, 11/14/2011	30,000	30,000
0.423%, 02/13/2012 Δ	125,000	125,000

Svenska Handelsbanken/NY
0.360%, 06/13/2011	50,000	50,000
0.300%, 10/27/2011	35,000	35,000
Toronto Dominion Bank/NY
0.261%, 10/28/2011 Δ	100,000	100,000
0.280%, 01/12/2012 Δ	60,000	60,000
UBS/Stamford CT
0.240%, 06/24/2011	85,000	85,000
0.400%, 07/05/2011	75,000	75,000
0.380%, 08/29/2011	50,000	50,000
0.390%, 09/26/2011	35,000	35,000
Westpac Banking/NY
0.410%, 06/21/2011	9,000	9,000
0.340%, 07/05/2011	50,000	50,000
0.410%, 08/16/2011	25,000	25,005
0.350%, 08/29/2011	50,000	50,000
0.220%, 08/31/2011 Δ	100,000	100,000
0.280%, 11/03/2011 Δ	20,000	20,005

Total Certificates of Deposit
(Cost $5,666,923)		5,666,923

Financial Company Commercial Paper - 17.7%
Australia & New Zealand Banking Group
0.351%, 06/07/2011 ¤	50,000	49,997
0.276%, 02/02/2012 Δ ■	50,000	50,000
Banco Bilbao Vizcaya Argentaria/London
0.406%, 06/07/2011 ■ ¤	45,000	44,996
0.330%, 06/09/2011 ■ ¤	86,800	86,794
0.440%, 07/01/2011 ■ ¤	65,000	64,976
0.481%, 07/29/2011 ■ ¤	50,000	49,962
Barclays US Funding
0.100%, 06/01/2011 ¤	200,000	200,000
BNP Paribas Finance
0.481%, 07/01/2011 ¤	50,000	49,980
Commonwealth Bank of Australia
0.303%, 07/29/2011 ■	50,000	50,000
0.272%, 05/21/2012 Δ ■	40,000	40,000
Credit Suisse
0.331%, 07/05/2011 ¤	75,000	74,976
0.351%, 07/25/2011 ¤	50,000	49,974
0.210%, 07/27/2011 ¤	50,000	49,984
0.210%, 07/28/2011 ¤	50,000	49,983
DnB NOR Bank
0.361%, 06/15/2011 ¤	50,000	49,993
0.245%, 08/22/2011 Δ ■	60,000	60,000
0.260%, 10/28/2011 ■ ¤	35,000	34,962
General Electric Capital
0.361%, 06/02/2011 ¤	50,000	49,999
0.381%, 06/13/2011 ¤	70,000	69,991
0.401%, 07/19/2011 ¤	25,000	24,987
0.351%, 09/08/2011 ¤	50,000	49,952
0.351%, 09/28/2011 ¤	50,000	49,942
ING (US) Funding
0.320%, 06/15/2011 ¤	75,000	74,991
0.320%, 06/29/2011 ¤	25,000	24,994
0.250%, 07/01/2011 ¤	90,000	89,981
0.300%, 07/11/2011 ¤	50,000	49,983
0.371%, 10/18/2011 ¤	75,000	74,893
0.341%, 11/14/2011 ¤	14,600	14,577
National Australia Funding
0.341%, 06/06/2011 ¤	75,000	74,997
Novartis Securities Investment
0.250%, 06/13/2011 ■ ¤	75,000	74,994
Procter & Gamble International Funding
0.080%, 06/06/2011 ■ ¤	20,000	20,000
Reckitt Benckiser Treasury Services
0.451%, 07/22/2011 ■ ¤	70,000	69,955
0.451%, 07/29/2011 ■ ¤	34,000	33,975
0.431%, 08/03/2011 ■ ¤	17,500	17,487
0.431%, 08/04/2011 ■ ¤	42,500	42,468
0.381%, 11/04/2011 ■ ¤	50,000	49,918
0.381%, 11/07/2011 ■ ¤	35,000	34,941
0.361%, 11/16/2011 ■ ¤	45,000	44,924
0.371%, 11/17/2011 ■ ¤	30,900	30,846
0.371%, 11/22/2011 ■ ¤	2,500	2,496
Royal Bank of Scotland
0.320%, 06/13/2011 ■ ¤	55,000	54,994
Santander Commercial Paper
0.500%, 06/10/2011 ¤	143,000	142,982
0.571%, 06/10/2011 ¤	65,000	64,991
0.430%, 07/22/2011 ¤	106,400	106,335
Societe Generale
0.120%, 06/01/2011 ¤	17,210	17,210
0.125%, 06/07/2011 ¤	50,000	49,999
0.531%, 08/15/2011 ¤	50,000	49,945
Total Capital Canada
0.401%, 09/08/2011 ■ ¤	96,650	96,544
0.401%, 10/04/2011 ¤	48,000	47,933
0.421%, 12/15/2011 ■ ¤	100,000	99,770
0.406%, 12/16/2011 ■ ¤	30,000	29,933
Toyota Motor Credit
0.321%, 07/28/2011 ¤	50,000	49,975
0.331%, 08/08/2011 ¤	25,000	24,984
0.337%, 08/15/2011 ¤	80,000	79,944

Total Financial Company Commercial Paper
(Cost $3,043,407)		3,043,407

Asset Backed Commercial Paper ■ - 12.6%
Atlantic Asset Securitization
0.100%, 06/07/2011 ¤	50,000	49,999
0.150%, 06/17/2011 ¤	34,500	34,498
0.230%, 07/06/2011 ¤	20,300	20,295
0.240%, 07/07/2011 ¤	4,260	4,259
0.250%, 07/08/2011 ¤	60,000	59,985
0.200%, 08/05/2011 ¤	25,000	24,991
Barton Capital
0.130%, 06/01/2011 ¤	59,841	59,841
0.240%, 06/03/2011 ¤	10,000	10,000
0.210%, 06/27/2011 ¤	40,000	39,994
0.240%, 07/08/2011 ¤	45,073	45,062
0.260%, 08/01/2011	54,000	54,000
Bryant Park Funding
0.140%, 06/08/2011 ¤	40,000	39,999
0.130%, 06/27/2011 ¤	25,000	24,998
0.170%, 07/20/2011 ¤	50,000	49,988
Chariot Funding
0.128%, 06/10/2011 ¤	61,235	61,233
Fairway Finance
0.100%, 06/01/2011 ¤	31,000	31,000
0.120%, 06/07/2011 ¤	4,375	4,375
0.150%, 07/06/2011 ¤	42,387	42,381
0.160%, 07/11/2011 ¤	25,008	25,003
0.246%, 09/09/2011 Δ	20,000	20,000
Falcon Asset Securitization
0.250%, 06/08/2011 ¤	50,000	49,998
Govco
0.140%, 06/10/2011 ¤	70,000	69,997
0.140%, 06/22/2011 ¤	39,557	39,554
0.150%, 07/05/2011 ¤	50,000	49,993
0.200%, 08/16/2011 ¤	45,000	44,981
0.230%, 09/14/2011 ¤	7,000	6,995
Grampian Funding
0.390%, 09/02/2011 Δ	84,000	84,000
0.360%, 10/17/2011 ¤	59,311	59,229
0.378%, 11/07/2011 ¤	55,000	54,909
Liberty Street Funding
0.100%, 06/01/2011 ¤	10,555	10,555
0.140%, 06/09/2011 ¤	20,600	20,599
0.140%, 06/13/2011 ¤	25,000	24,999
0.145%, 06/15/2011 ¤	30,000	29,998
0.145%, 06/27/2011 ¤	30,000	29,997
0.200%, 07/01/2011 ¤	49,550	49,542
0.230%, 07/07/2011 ¤	40,000	39,991
0.170%, 07/15/2011 ¤	10,000	9,998
Old Line Funding
0.240%, 06/27/2011 ¤	50,338	50,329
0.250%, 07/01/2011 ¤	9,049	9,047
0.250%, 07/05/2011 ¤	50,000	49,988
0.200%, 07/21/2011 ¤	55,000	54,985
Sheffield Receivables
0.200%, 07/11/2011 ¤	40,000	39,991
Starbird Funding
0.108%, 06/01/2011 ¤	180,000	180,000
0.140%, 06/20/2011 ¤	50,000	49,996
Thames Asset Global Securitization
0.110%, 06/03/2011 ¤	19,999	19,999
0.220%, 07/18/2011 ¤	27,000	26,992
Thunder Bay Funding
0.250%, 06/07/2011 ¤	50,000	49,998
0.240%, 06/27/2011 ¤	25,000	24,995
0.250%, 06/30/2011 ¤	34,334	34,327
0.220%, 07/08/2011 ¤	50,000	49,989
0.200%, 07/14/2011 ¤	42,912	42,902
Windmill Funding
0.230%, 07/11/2011 ¤	30,000	29,992
0.240%, 07/18/2011 ¤	77,867	77,843

Total Asset Backed Commercial Paper
(Cost $2,168,609)		2,168,609

Other Notes - 12.1%
Australia & New Zealand Banking Group
0.253%, 07/29/2011 ■	100,000	99,999
0.494%, 01/23/2012 Δ ■	34,000	34,040
Commonwealth Bank of Australia
0.344%, 06/27/2012 Δ ■	58,500	58,500
Merrill Lynch, Pierce Fenner & Smith - Master Note
0.260%, 06/01/2011 Δ	460,000	460,000
Met Life Global Funding
5.125%, 11/09/2011 ■	18,700	19,093
0.560%, 03/15/2012 Δ ■	22,945	22,967
0.790%, 04/10/2012 Δ ■	129,710	130,142
National Australia Bank
5.550%, 06/15/2011 ■	9,300	9,319
0.270%, 08/19/2011 ■	50,000	50,000
Nordea Bank
0.360%, 06/20/2011 ■	50,000	50,000
0.360%, 06/18/2012 Δ ■	150,000	150,000
Northern Trust Company/Cayman Islands - Time Deposit
0.070%, 06/01/2011	249,095	249,095
Rabobank Nederland
0.472%, 08/05/2011 ■	65,000	65,023
Svenska Handelsbanken
0.378%, 06/15/2011 ■	85,000	85,000
0.368%, 06/08/2012 Δ ■	123,000	123,000
Svenska Handelsbanken/Cayman Islands - Time Deposit
0.100%, 06/01/2011	150,000	150,000

Wal-Mart Stores
5.482%, 06/01/2011	85,000	85,000
Westpac Banking
0.290%, 07/01/2011 Δ ■	75,000	75,000
0.278%, 04/13/2012 Δ ■	110,000	110,000
0.343%, 06/28/2012 Δ	50,000	50,000

Total Other Notes
(Cost $2,076,178)		2,076,178

Treasury Debt - 7.7%
United States Treasury Notes
1.000%, 08/31/2011	325,000	325,566
4.625%, 08/31/2011	50,000	50,541
1.000%, 10/31/2011	250,000	250,778
4.625%, 10/31/2011	100,000	101,816
0.750%, 11/30/2011	225,000	225,545
4.500%, 11/30/2011	150,000	153,111
0.875%, 01/31/2012	100,000	100,428
0.875%, 02/29/2012	75,000	75,375
4.625%, 02/29/2012	50,000	51,647

Total Treasury Debt
(Cost $1,334,807)		1,334,807

Government Agency Debt - 6.7%
Federal Home Loan Bank
0.106%, 06/07/2011	150,000	149,999
0.280%, 06/10/2011 Δ	50,000	50,000
0.260%, 06/13/2011 Δ	100,000	100,000
0.280%, 06/13/2011 Δ	75,000	75,000
0.099%, 07/25/2011 Δ	100,000	99,995
0.096%, 07/28/2011 Δ	95,000	94,995
0.110%, 08/12/2011 Δ	50,000	49,996
0.113%, 08/26/2011 Δ	25,000	24,993
0.148%, 09/15/2011 Δ	75,000	74,982
0.250%, 02/28/2012 Δ	100,000	100,000
Federal Home Loan Mortgage Corporation
0.193%, 10/26/2011 Δ	50,000	49,992
0.240%, 11/07/2011 Δ	150,000	149,980
0.164%, 08/10/2012 Δ	55,000	54,974
Federal National Mortgage Association
0.112%, 08/11/2011 Δ	75,000	74,992

Total Government Agency Debt
(Cost $1,149,898)		1,149,898

Variable Rate Demand Notes Δ - 4.5%
Chester County Health and Education Revenue, Kendal Crosslands Communities (LOC: Wachovia Bank)
0.170%, 06/07/2011	20,350	20,350
City of Parma Hospital Revenue Bonds, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.130%, 06/07/2011	5,000	5,000
Cleveland - Cuyahoga County, Carnegie/89th Garage (LOC: JPMorgan Chase Bank)
0.170%, 06/07/2011	18,250	18,250
Collier County Health Facilities Authority, The Moorings (LOC: JPMorgan Chase Bank)
0.170%, 06/07/2011	34,820	34,820
Converse County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services (LOC: PNC Bank)
0.190%, 06/07/2011	8,965	8,965
Delaware State Economic Development Authority, Peninsula United Methodist (LOC: PNC Bank)
0.110%, 06/01/2011	8,300	8,300
Denver Public Schools (Certificate of Participation) (LOC: JPMorgan Chase Bank) (AGM)
0.140%, 06/07/2011	15,300	15,300
Denver Public Schools (Certificate of Participation) (LOC: Wells Fargo Bank) (AGM)
0.150%, 06/07/2011	10,000	10,000
District of Columbia, Georgetown University (LOC: TD Bank)
0.110%, 06/07/2011	13,050	13,050
Franklin County, Presbyterian Health Care (LOC: PNC Bank)
0.150%, 06/07/2011	9,000	9,000
Fulton County Development Authority, Catholic Education of North Georgia (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	14,315	14,315
Green County Industrial Development Authority Educational Facilities Revenue, Blue Ridge School (LOC: Branch Banking & Trust)
0.210%, 06/07/2011	4,050	4,050
Hamilton County Hospital Facilities, Elizabeth Gamble Deacones (LOC: PNC Bank)
0.150%, 06/07/2011	7,900	7,900
Hawaii State Department Budget & Finance, Series A (LOC: Wells Fargo Bank) (AMT)
0.350%, 06/07/2011	6,500	6,500
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group (LOC: PNC Bank)
0.150%, 06/07/2011	9,375	9,375
0.150%, 06/07/2011	7,500	7,500
Houston Airport Systems Revenue, City of Houston (LOC: Barclays Bank)
0.140%, 06/07/2011	14,000	14,000
Illinois Development Finance Authority Revenue, Mount Carmel High School (LOC: JPMorgan Chase Bank)
0.160%, 06/07/2011	14,700	14,700
Illinois Educational Facilities Authority Revenue, Field Museum Natural History (LOC: Northern Trust)
0.180%, 06/07/2011	10,100	10,100
Illinois Finance Authority Pollution Control Revenue, Commonwealth Edison (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2011	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare (LOC: Northern Trust)
0.150%, 06/07/2011	29,800	29,800
Illinois Finance Authority, Loyola University Health Systems (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2011	8,000	8,000
Illinois Finance Authority, Southern Illinois Healthcare Enterprises (LOC: Bank of Nova Scotia)
0.160%, 06/07/2011	15,625	15,625
Illinois State Toll Highway Authority (LOC: PNC Bank)
0.160%, 06/07/2011	12,000	12,000
Illinois State Toll Highway Authority (LOC: Wells Fargo Bank)
0.170%, 06/07/2011	8,500	8,500
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2011	16,700	16,700

Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.180%, 06/07/2011	4,000	4,000
Indiana Health & Educational Facilities Financing Authority, Community Village Hartsfield, Series A (LOC: Harris Bank)
0.150%, 06/07/2011	6,735	6,735
Iowa Financial Authority, Mississippi Valley Regional Blood Center (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	3,560	3,560
Kent Hospital Finance Authority Michigan Revenue (LOC: Bank of America)
0.180%, 06/07/2011	2,425	2,425
Lake County Industrial Development Authority, Senninger Irrigation (LOC: JPMorgan Chase Bank) (AMT)
0.250%, 06/07/2011	1,300	1,300
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette (LOC: JPMorgan Chase Bank) (AMT)
0.270%, 06/07/2011	2,830	2,830
Maryland Health & Higher Education, University of Maryland Medical Systems (LOC: Wachovia Bank)
0.170%, 06/07/2011	23,415	23,415
Metropolitan Transportation Authority (LOC: Bank of Nova Scotia)
0.160%, 06/07/2011	17,370	17,370
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series B (LOC: JPMorgan Chase Bank)
0.170%, 06/07/2011	7,000	7,000
Middletown Educational Buildings Revenue, Christian Academy Louisville (LOC: JPMorgan Chase Bank)
0.200%, 06/07/2011	4,010	4,010
Minneapolis & St. Paul Housing, Alliance Health Systems, Series C1 (LOC: Wells Fargo Bank)
0.190%, 06/07/2011	7,525	7,525
Mississippi Business Finance (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	19,540	19,540
Mississippi Business Finance, Chevron USA (LOC: Chevron)
0.130%, 06/01/2011	20,439	20,439
Missouri State Health & Educational Facilities, SSM Healthcare (LOC: PNC Bank)
0.110%, 06/01/2011	35,200	35,200
North Carolina Medical Care Commission, Angel Medical Center, Series 2007 (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	5,840	5,840
New York State Housing Finance Agency Revenue, Blue Castle Site A Realty (LOC: JPMorgan Chase Bank) (AMT)
0.230%, 06/07/2011	6,000	6,000
Oakland County Economic Development, Cranbrook Educational Community (LOC: JPMorgan Chase Bank)
0.190%, 06/07/2011	19,200	19,200
Ohio State Higher Education Facilities, Case Western Reserve University (LOC: PNC Bank)
0.160%, 06/07/2011	8,450	8,450
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B (LOC: PNC Bank)
0.160%, 06/07/2011	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services (LOC: PNC Bank)
0.110%, 06/01/2011	3,650	3,650
Philadelphia Pennsylvania School District (General Obligation) (LOC: Wells Fargo Bank) (INS: STAID)
0.160%, 06/07/2011	46,000	46,000
South Carolina Economic Revenue Authority (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	39,005	39,005
Southeastern Pennsylvania Transportation Authority (LOC: PNC Bank)
0.110%, 06/01/2011	25,645	25,645
Southern California Public Power Authority, Series A (LOC: JPMorgan Chase Bank)
0.140%, 06/07/2011	12,850	12,850
Suffolk County, Industrial Development Agency, Guide Dog Foundation for the Blind (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2011	4,940	4,940
Sweetwater County Pollution, PacifiCorp (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	7,035	7,035
The Mobile Downtown Redevelopment Authority, Austal USA (LOC: National Australia Bank)
0.160%, 06/07/2011	4,000	4,000
The Mobile Downtown Redevelopment Authority, Austal USA (LOC: Australia & New Zealand Banking Group)
0.220%, 06/07/2011	8,070	8,070
Uinta County, Chevron (LOC: Chevron)
0.080%, 06/01/2011	8,610	8,610
Vermont State Student Assistance, Series C1 (LOC: Lloyds Bank) (AMT)
Series C1
0.190%, 06/07/2011	10,000	10,000
Series C2
0.190%, 06/07/2011	9,700	9,700
Virginia Small Business Financing, Friendship Foundation (LOC: Wells Fargo Bank)
0.180%, 06/07/2011	12,200	12,200
Wisconsin Health & Educational Facility Authority, Aurora Health Care (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2011	19,000	19,000
Wisconsin State Health & Educational Facilities, Aurora Sinai Medical Center, Series A (LOC: JPMorgan Chase Bank)
0.200%, 06/07/2011	6,971	6,971

Total Variable Rate Demand Notes
(Cost $772,525)		772,525

Other Repurchase Agreements - 2.5%
HSBC Securities (USA)

0.210%, dated 05/31/2011, matures 06/01/2011, repurchase price $150,001 (collateralized by other notes: Total market value $157,503)	150,000	150,000
J.P. Morgan Securities

0.210%, dated 05/31/2011, matures 06/01/2011, repurchase price $275,002 (collateralized by other notes:: Total market value $288,755)	275,000	275,000

Total Other Repurchase Agreements
(Cost $425,000)		425,000

Investment Companies Ω - 1.5%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
0.134%, 06/07/2011	90,785,893	90,786
DWS Money Market Series, Institutional Shares
0.087%, 06/07/2011	42,679,000	42,679
Goldman Sachs Financial Square Money Market Fund
0.122%, 06/07/2011	129,719,000	129,719

Total Investment Companies
(Cost $263,184)		263,184

Government Agency Repurchase Agreement - 1.1%	PAR
Merrill Lynch, Pierce, Fenner & Smith
0.100%, dated 05/31/2011, matures 06/01/2011, repurchase price $192,365 (collateralized by various government agency obligations: Total market value $196,212)
(Cost $192,364)	$192,364	192,364

Treasury Repurchase Agreement - 0.7%
Merrill Lynch, Pierce, Fenner & Smith
0.090%, dated 05/31/2011, matures 06/01/2011, repurchase price $115,546 (collateralized by U.S. Treasury debt: Total market value $117,857)
(Cost $115,546)	115,546	115,546

Total Investments ▲ - 100.0%
(Cost $17,208,441)		17,208,441

Other Assets and Liabilities, Net - 0.0%		3,615

Total Net Assets - 100.0%		$17,212,056

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for the security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown in the rate in effect as of May 31, 2011.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of May 31, 2011 , the value of these investments was $4,385,639 or 25.5% of total net assets
¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2011.
▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $17,208,441. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax. As of May 31, 2011, the total value of securities subject to AMT was $36,330 or 0.2% of total net assets.

INS - Insured

LOC - Letter of Credit

STAID - State Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Certificates of Deposit	$—	$5,666,923	$—	$5,666,923
Financial Company Commercial Paper	—	3,043,407	—	3,043,407
Asset-Backed Commercial Paper	—	2,168,609	—	2,168,609
Other Notes	—	2,076,178	—	2,076,178
Treasury Debt	—	1,334,807	—	1,334,807
Government Agency Debt	—	1,149,898	—	1,149,898
Variable Rate Demand Notes	—	772,525	—	772,525
Other Repurchase Agreement	—	425,000	—	425,000
Investment Companies	263,184	—	—	263,184
Government Agency Repurchase Agreement	—	192,364	—	192,364
Treasury Repurchase Agreements	—	115,546	—	115,546

Total Investments	$263,184	$16,945,257	$—	$17,208,441

During the period ended May 31, 2011, there were no significant transfers between valuation levels.

Schedule of Investments    May 31, 2011 (unaudited), all dollars rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 97.8%
Arizona - 2.6%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 06/07/2011 Δ	$10,680	$10,680
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.280%, 06/07/2011 Δ	715	715
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.170%, 06/07/2011 Δ	8,310	8,310

		19,705

Arkansas - 0.8%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.180%, 06/07/2011 Δ	6,390	6,390

California - 1.1%
California Health Facilities Financing Authority, Adventist Health, Series A (LOC: Wells Fargo Bank)
0.080%, 06/01/2011 Δ	8,400	8,400

Colorado - 0.5%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.180%, 06/07/2011 Δ	1,165	1,165
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.180%, 06/07/2011 Δ	2,420	2,420

		3,585

Connecticut - 2.7%
Hartford County Metropolitan District (General Obligation)
2.000%, 10/05/2011	20,000	20,114

District of Columbia - 0.5%

District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.210%, 06/07/2011 Δ	3,525	3,525

Florida - 3.8%
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.190%, 06/07/2011 Δ	4,500	4,500

Orange County School Board, Series C (Certificate of Participation) (LOC: Bank of America)
0.180%, 06/07/2011 Δ	19,300	19,300
Palm Beach County Jewish Community Campus (LOC: Northern Trust)
0.230%, 06/07/2011 Δ	2,140	2,140
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A (LOC: Northern Trust)
0.120%, 06/01/2011 Δ	2,700	2,700

		28,640

Idaho - 1.1%
Idaho State
2.000%, 06/30/2011	8,000	8,010

Illinois - 15.1%

Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.110%, 06/01/2011 Δ	6,370	6,370

Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.110%, 06/01/2011 Δ	11,325	11,325
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.110%, 06/01/2011 Δ	2,800	2,800
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.220%, 06/07/2011 Δ	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.190%, 06/07/2011 Δ	8,015	8,015

Illinois Development Finance Authority, American College of Surgeons (LOC: Northern Trust)
0.200%, 06/07/2011 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy (LOC: Northern Trust)
0.200%, 06/07/2011 Δ	6,255	6,255

Illinois Development Finance Authority, Lyric Opera Chicago Project (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.180%, 06/07/2011 Δ	11,900	11,900
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.220%, 06/07/2011 Δ	4,315	4,315
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series B (LOC: JPMorgan Chase Bank)
0.110%, 06/01/2011 Δ	15,000	15,000
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 06/07/2011 Δ	6,465	6,465
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.200%, 06/07/2011 Δ	2,000	2,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.160%, 06/07/2011 Δ	4,550	4,550
Illinois Health Facilities Authority, Riverside Health Systems (LOC: Bank of America)
0.190%, 06/07/2011 Δ	4,600	4,600
Illinois State Toll Highway Authority
(LOC: Northern Trust)
0.130%, 06/07/2011 Δ	5,000	5,000
(LOC: PNC Bank)
0.160%, 06/07/2011 Δ	4,000	4,000
(LOC: Wells Fargo Bank)
0.170%, 06/07/2011 Δ	4,000	4,000

		114,595

Indiana - 4.8%
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.150%, 06/07/2011 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.180%, 06/07/2011 Δ	4,395	4,395
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.150%, 06/07/2011 Δ	6,500	6,500
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.150%, 06/07/2011 Δ	7,575	7,575
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.150%, 06/07/2011 Δ	10,385	10,385
Lawrenceburg Industrial Pollution Control, Indiana Michigan Power ((LOC: Bank of Nova Scotia)
0.160%, 06/07/2011 Δ	3,000	3,000

		36,495

Iowa - 2.0%
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.180%, 06/07/2011 Δ	705	705
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.170%, 06/07/2011 Δ	5,045	5,045
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.170%, 06/07/2011 Δ	4,000	4,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.150%, 06/07/2011 Δ	5,500	5,500

		15,250

Kansas - 1.0%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.170%, 06/07/2011 Δ	7,260	7,260

Kentucky - 1.3%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.160%, 06/07/2011 Δ	9,840	9,840

Louisiana - 0.3%

Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.150%, 06/07/2011 Δ	2,500	2,500

Maine - 2.0%
City of Falmouth (General Obligation)
1.000%, 06/01/2011	5,000	5,000

Cumberland County (General Obligation)
2.000%, 11/15/2011	9,800	9,871

		14,871

Maryland - 1.3%
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.190%, 06/07/2011 Δ	9,600	9,600

Minnesota - 7.4%
City of Minneapolis (General Obligation)
2.500%, 12/01/2011	8,510	8,602
Duluth Independent School District No. 709, Series A (General Obligation)
1.000%, 09/29/2011	10,925	10,948
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.180%, 06/07/2011 Δ	14,505	14,505
Richfield Independent School District, Series B (General Obligation) (INS: MSDCEP)
1.000%, 09/30/2011	10,060	10,081
St. Francis Independent School District #15, Series A (General Obligation) (INS: MSDCEP)
1.000%, 09/15/2011	5,000	5,009
University of Minnesota, Series B (Commercial Paper)
0.270%, 06/03/2011	7,000	7,000

		56,145

Mississippi - 2.9%
Mississippi Business Finance, Chevron USA
Series L
0.100%, 06/01/2011 Δ	5,000	5,000
Series E
0.130%, 06/01/2011 Δ	17,361	17,361

		22,361

Montana - 0.0%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.120%, 06/01/2011 Δ	260	260

New Jersey - 1.2%
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.260%, 06/07/2011 Δ	9,255	9,255

New York - 6.6%
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.160%, 06/07/2011 Δ	11,665	11,665
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.160%, 06/07/2011 Δ	8,695	8,695
New York State Power Authority (General Obligation)
0.320%, 09/01/2011	5,200	5,200
Sachem Central School District
2.000%, 08/26/2011	8,000	8,030
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Banco Santander)
0.270%, 06/07/2011 Δ	16,245	16,245

		49,835

North Carolina - 2.3%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wells Fargo Bank)
0.180%, 06/07/2011 Δ	9,895	9,895
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital, Series C (LOC: Branch Banking & Trust)
0.210%, 06/07/2011 Δ	4,360	4,360
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.210%, 06/07/2011 Δ	3,400	3,400

		17,655

Ohio - 4.5%
Franklin County Hospital (SPA: Barclays Bank)
0.150%, 06/07/2011 Δ	20,000	20,000
Summit County Port Authority, Summa Wellness Institute
0.170%, 06/07/2011 Δ	14,140	14,140

		34,140

Oklahoma - 3.8%
Hulbert Economic Development Authority
0.220%, 06/07/2011 Δ	4,000	4,000
Oklahoma State Turnpike Authority, Series D (SPA: Royal Bank of Canada)
0.160%, 06/07/2011 Δ	25,000	25,000

		29,000

Pennsylvania - 10.1%
Allegheny County Industrial Development Authority, Longwood, Series B (LOC: PNC Bank)
0.110%, 06/01/2011 Δ	11,100	11,100
Butler County Industrial Development Authority (LOC: Bank of America)
0.170%, 06/07/2011 Δ	8,285	8,285
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 06/07/2011 Δ	8,580	8,580
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 06/07/2011 Δ	7,720	7,720
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 06/07/2011 Δ	2,660	2,660
Pennsylvania State, Series 11056 (General Obligation)
0.180%, 06/07/2011 Δ ■	3,775	3,775
Philadelphia Authority for Industrial Development, Newcourtland Elder Services (LOC: PNC Bank)
0.110%, 06/01/2011 Δ	14,600	14,600
Southeastern Pennsylvania Transportation Authority (LOC: PNC Bank)
0.110%, 06/01/2011 Δ	20,000	20,000

		76,720

Rhode Island - 0.6%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.230%, 06/07/2011 Δ	4,475	4,475

South Carolina - 3.4%
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series C (LOC: Branch Banking & Trust)
0.170%, 06/07/2011 Δ	4,000	4,000
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.190%, 06/07/2011 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Ashley Hall Project (LOC: Bank of America)
0.220%, 06/07/2011 Δ	15,000	15,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.210%, 06/07/2011 Δ	3,525	3,525

		25,525

Tennessee - 0.2%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.210%, 06/07/2011 Δ	1,400	1,400

Texas - 8.7%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.180%, 06/07/2011 Δ ■	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.160%, 06/07/2011 Δ	2,500	2,500
Houston Airport Systems Reserve (LOC: Barclays Bank)
0.140%, 06/07/2011 Δ	10,350	10,350
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.210%, 06/07/2011 Δ	4,300	4,300
Irving Waterworks & Sewer
5.000%, 08/15/2011	2,250	2,272
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.210%, 06/07/2011 Δ	15,555	15,555
Texas State
2.000%, 08/31/2011	30,000	30,123

		65,995

Washington - 2.3%
King County (General Obligation)
2.000%, 06/15/2011	15,000	15,009
Washington State (General Obligation)
0.180%, 06/07/2011 ■ Δ	2,755	2,755

		17,764

West Virginia - 1.6%
Brooke County Commission, Bethany College (LOC: PNC Bank)
0.180%, 06/07/2011 Δ	4,050	4,050
West Virginia State Hospital Finance Authority, United Health, Series B (LOC: JPMorgan Chase Bank)
0.130%, 06/01/2011 Δ	7,975	7,975

		12,025

Wisconsin - 1.2%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.180%, 06/07/2011 Δ	805	805
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.200%, 06/07/2011 Δ	5,735	5,735
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: JPMorgan Chase Bank)
0.170%, 06/07/2011 Δ	2,860	2,860

		9,400

Wyoming - 0.1%
Sweetwater County Pollution Control, PacifiCorp, Series A (LOC: Wells Fargo Bank)
0.180%, 06/07/2011 Δ	700	700

Total Municipal Debt
(Cost $741,435)		741,435

Money Market Fund - 2.0%	SHARES
Dreyfus Tax Exempt Cash Management Fund, 0.010% Ω
(Cost $15,045)	15,045,000	15,045

Total Investments ▲ - 99.8%
(Cost $756,480)		756,480

Other Assets and Liabilities, Net - 0.2%		1,360

Total Net Assets - 100.0%		$757,840

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2011.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of May 31, 2011 , the value of these investments was $7,425 or 1.0% of total net assets
Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2011.
▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $756,480. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

INS - Insured

LOC - Letter of Credit

MSDCEP - Minnesota School District Credit Enhancement Program

PSF - Permanent School Fund

SPA - Standby Purchase Agreement

STAID - State Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$741,435	$—	$741,435
Money Market Fund	15,045	—	—	15,045

Total Investments	$15,045	$741,435	$—	$756,480

During the period ended May 31, 2011, there were no significant transfers between valuation levels.

Schedule of Investments May 31, 2011 (unaudited), all dollars rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR/SHARES	VALUE >
Treasury Debt - 27.4%
U.S. Treasury Bills
0.066%, 07/21/2011 U	$200,000	$199,982
U.S. Treasury Strips
0.219%, 08/15/2011 ▼	25,000	24,989
0.262%, 11/15/2011 ▼	30,000	29,964
U.S. Treasury Notes
1.000%, 07/31/2011 ▼	200,000	200,286
1.000%, 08/31/2011	500,000	500,870
4.625%, 08/31/2011	25,000	25,270
1.000%, 10/31/2011	350,000	351,087
4.625%, 10/31/2011	200,000	203,657
0.750%, 11/30/2011	350,000	350,817
4.500%, 11/30/2011	100,000	102,075
1.125%, 12/15/2011	22,000	22,111
0.875%, 01/31/2012	75,000	75,321
4.750%, 01/31/2012	200,000	205,926
4.875%, 02/15/2012	50,000	51,664
0.875%, 02/29/2012	75,000	75,375
4.625%, 02/29/2012	125,000	129,133
Total Treasury Debt

(Cost $2,548,527)		2,548,527

Treasury Repurchase Agreements - 72.5%
Barclays Capital
0.110%, dated 5/31/2011, matures 06/01/2011, repurchase price $800,002 (Collateralized by U.S. Treasury Debt: Total market value $816,000)	800,000	800,000
Credit Agricole Securities (USA)
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $1,850,005 (Collateralized by U.S. Treasury Debt: Total market value $1,887,000)	1,850,000	1,850,000
Credit Suisse Securities USA
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $200,001 (Collateralized by U.S. Treasury Debt: Total market value $204,001)	200,000	200,000
Deutsche Bank Securities
0.090%, dated 5/31/2011, matures 06/01/2011, repurchase price $150,000 (Collateralized by U.S. Treasury Debt: Total market value $153,000)	150,000	150,000
HSBC Securities USA
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $900,003 (Collateralized by U.S. Treasury Debt: Total market value $918,002)	900,000	900,000
ING Financial Markets
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $200,001 (Collateralized by U.S. Treasury Debt: Total market value $204,004)	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith
0.090%, dated 5/31/2011, matures 06/01/2011, repurchase price $434,455 (Collateralized by U.S. Treasury Debt: Total market value $443,143)	434,454	434,454
RBS Securities
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $1,300,004 (Collateralized by U.S. Treasury Debt: Total market value $1,326,002)	1,300,000	1,300,000
SG Americas Securities
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $400,001 (Collateralized by U.S. Treasury Debt: Total market value $408,000)	400,000	400,000
UBS Securities
0.100%, dated 5/31/2011, matures 06/01/2011, repurchase price $525,501 (Collateralized by U.S. Treasury Debt: Total market value $535,500)	525,000	525,000
Total Treasury Repurchase Agreements

(Cost $6,759,454)		6,759,454

Investments Purchased with Proceeds from Securities Lending † - 0.6%
Treasury Repurchase Agreement - 0.6%
Credit Suisse Securities USA
0.100%, dated 05/31/2011, matures
06/01/2011, repurchase price $52,090
(Collateralized by U.S. Treasury Obligations:
Total market value $53,133)	52,090	52,090
Money Market Fund - 0.0%
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares
0.000% Ω	4,639	5

Total Investments Purchased with Proceeds from Securities Lending
(Cost $52,095)		52,095

Total Investments ▲ - 100.5%
(Cost $9,360,076)	9,360,076

Other Assets and Liabilities, Net - (0.5)%	(43,969)

Total Net Assets- 100.0%	$9,316,107

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investment in other money market funds are valued at their respective net asset values on the valuation date.
U	Yield Shown is the effective yield as of May 31, 2011.
▼	This security or a portion of this security is out on loan at May 31, 2011. Total loaned securities had a fair value of 51,059 at May 31, 2011.
†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2011.
▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $9,360,076. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$2,548,527	$—	$2,548,527
Treasury Repurchase Agreements	—	6,759,454	—	6,759,454
Investments Purchased with Proceeds from Securities Lending	—	52,095	—	52,095

Total Investments	$—	$9,360,076	$—	$9,360,076

During the period ended May 31, 2011, there were no significant transfers between valuation levels.

Schedule of Investments    May 31, 2011 (unaudited), all dollars rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 100.0%
U.S. Treasury Bills U
0.014%, 06/02/2011	$41,145	$41,145
0.080%, 06/09/2011	50,701	50,700
0.018%, 06/16/2011	60,068	60,067
0.085%, 06/23/2011	35,000	34,998
0.191%, 06/30/2011	16,583	16,580
0.023%, 07/07/2011	213,208	213,203
0.039%, 07/14/2011	113,062	113,057
0.041%, 07/21/2011	83,915	83,910
0.180%, 07/28/2011	17,541	17,536
0.144%, 08/04/2011	11,042	11,039
0.066%, 08/11/2011	32,138	32,134
0.145%, 08/18/2011	595	595
0.159%, 08/25/2011	6,235	6,233
0.153%, 09/01/2011	925	925
0.108%, 10/06/2011	5,663	5,661

Total Treasury Debt
(Cost $687,783)		687,783

Total Investments ▲ - 100.0%
(Cost $687,783)		687,783

Other Assets and Liabilities, Net - 0.0%		(42)

Total Net Assets - 100.0%		$687,741

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
U	Yield shown is the effective yield as of May 31, 2011.
▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $687,783. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$687,783	$—	$687,783

Total Investments	$—	$687,783	$—	$687,783

During the period ended May 31, 2011, there were no significant transfers between valuation levels.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 25, 2011